Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.7%
		Communication Services—10.2%
5,910		Activision Blizzard, Inc.	$345,617
3,259	[2]	Alphabet, Inc., Class A	4,669,430
3,238	[2]	Alphabet, Inc., Class C	4,644,037
79,909		AT&T, Inc.	3,006,177
10,484		CenturyLink, Inc.	143,211
2,008	[2]	Charter Communications, Inc.	1,039,060
52,653		Comcast Corp., Class A	2,274,083
1,278	[2]	Discovery, Inc., Class A	37,394
3,384	[2]	Discovery, Inc., Class C	93,974
1,966	[2]	DISH Network Corp., Class A	72,270
3,024	[2]	Electronic Arts, Inc.	326,350
26,858	[2]	Facebook, Inc.	5,422,899
1,904		Fox Corp	70,600
5,482		Interpublic Group of Cos., Inc.	124,441
1,118	[2]	Live Nation Entertainment, Inc.	76,203
4,329	[2]	NetFlix, Inc.	1,493,895
3,371		News Corp., Inc., Class A	45,913
315		News Corp., Inc., Class B	4,400
2,729		Omnicom Group, Inc.	205,521
3,655	[2]	T-Mobile USA, Inc.	289,439
2,415	[2]	Take-Two Interactive Software, Inc.	301,006
8,220	[2]	Twitter, Inc.	266,986
45,430		Verizon Communications, Inc.	2,700,359
5,939		ViacomCBS Inc., Class B	202,698
19,395		Walt Disney Co.	2,682,522
		TOTAL	30,538,485
		Consumer Discretionary—9.5%
806		Advance Auto Parts, Inc.	106,191
4,538	[2]	Amazon.com, Inc.	9,115,571
2,480		Aptiv PLC	210,279
236	[2]	AutoZone, Inc.	249,679
2,347		Best Buy Co., Inc.	198,767
3,353		Block (H&R), Inc.	77,790
459	[2]	Booking Holdings, Inc.	840,223
2,060		BorgWarner, Inc.	70,637
1,496	[2]	CarMax, Inc.	145,172
1,261		Carnival Corp.	54,891
243	[2]	Chipotle Mexican Grill, Inc.	210,623
888		D. R. Horton, Inc.	52,570
1,464		Darden Restaurants, Inc.	170,454
3,686		Dollar General Corp.	565,469
2,575	[2]	Dollar Tree, Inc.	224,205
12,317		eBay, Inc.	413,359
1,532		Expedia Group, Inc.	166,145
41,944		Ford Motor Co.	369,946
1,276		Garmin Ltd.	123,708
14,312		General Motors Co.	477,878

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
207		Genuine Parts Co.	$19,369
4,379		Hanesbrands, Inc.	60,255
1,531		Harley-Davidson, Inc.	51,135
2,765		Hasbro, Inc.	281,671
2,805		Hilton Worldwide Holdings, Inc.	302,379
11,931		Home Depot, Inc.	2,721,461
1,637		Kohl's Corp.	69,982
8,871		L Brands, Inc.	205,452
1,588		Las Vegas Sands Corp.	103,712
4,246		Leggett and Platt, Inc.	202,067
2,520		Lennar Corp., Class A	167,227
7,368	[2]	LKQ Corp.	240,823
7,131		Lowe's Cos., Inc.	828,907
2,876		Macy's, Inc.	45,872
2,905		Marriott International, Inc., Class A	406,874
8,333		McDonald's Corp.	1,783,012
9,936		MGM Resorts International	308,612
1,707	[2]	Mohawk Industries, Inc.	224,778
4,050		Newell Brands, Inc.	79,097
13,689		Nike, Inc., Class B	1,318,251
4,920	[2]	Norwegian Cruise Line Holdings Ltd.	264,942
30	[2]	NVR, Inc.	114,509
806	[2]	O'Reilly Automotive, Inc.	327,317
2,020		Pulte Group, Inc.	90,193
693		PVH Corp.	60,409
460		Ralph Lauren Corp.	52,210
3,797		Ross Stores, Inc.	425,985
1,731		Royal Caribbean Cruises, Ltd.	202,666
12,511		Starbucks Corp.	1,061,308
5,284		Target Corp.	585,150
957		Tiffany & Co.	128,257
13,424		TJX Cos., Inc.	792,553
1,564		Tractor Supply Co.	145,374
667	[2]	Ulta Beauty, Inc.	178,696
1,673	[2]	Under Armour, Inc., Class A	33,761
2,247	[2]	Under Armour, Inc., Class C	40,356
2,071		V.F. Corp.	171,831
525		Whirlpool Corp.	76,739
971		Wynn Resorts Ltd.	122,501
3,210		Yum! Brands, Inc.	339,522
		TOTAL	28,478,772
		Consumer Staples—7.0%
17,465		Altria Group, Inc.	830,112
2,890		Archer-Daniels-Midland Co.	129,356
4,188		Brown-Forman Corp., Class B	283,276
4,829		Campbell Soup Co.	233,675
3,083		Church and Dwight, Inc.	228,820
1,555		Clorox Co.	244,617
9,739		Colgate-Palmolive Co.	718,543
5,699		Conagra Brands, Inc.	187,611
1,925		Constellation Brands, Inc., Class A	362,478

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
4,739		Costco Wholesale Corp.	$1,447,859
1,833		Coty, Inc. - CL A	18,807
2,329		Estee Lauder Cos., Inc., Class A	454,528
6,533		General Mills, Inc.	341,153
2,597		Hershey Foods Corp.	402,977
3,669		Hormel Foods Corp.	173,397
545		Kellogg Co.	37,174
2,672		Kimberly-Clark Corp.	382,737
11,294		Kraft Heinz Co./The	329,785
7,993		Kroger Co.	214,692
1,601		Lamb Weston Holdings, Inc.	146,187
1,485		McCormick & Co., Inc.	242,604
2,350		Molson Coors Beverage Company, Class B	130,613
15,449		Mondelez International, Inc.	886,464
4,445	[2]	Monster Beverage Corp.	296,037
14,100		PepsiCo, Inc.	2,002,482
17,248		Philip Morris International, Inc.	1,426,410
27,338		Procter & Gamble Co.	3,406,862
1,303		Smucker (J.M.) Co.	135,004
5,222		Sysco Corp.	428,935
42,446		The Coca-Cola Co.	2,478,846
2,887		Tyson Foods, Inc., Class A	238,553
8,102		Walgreens Boots Alliance, Inc.	411,987
15,567		WalMart Inc.	1,782,266
		TOTAL	21,034,847
		Energy—3.7%
4,089		Apache Corp.	112,202
6,827		Baker Hughes a GE Co. LLC	147,873
12,917		Cabot Oil & Gas Corp., Class A	182,000
20,798		Chevron Corp.	2,228,298
884		Cimarex Energy Co.	38,799
435		Concho Resources, Inc.	32,964
12,082		ConocoPhillips	718,033
102		Diamondback Energy, Inc.	7,589
8,100		EOG Resources, Inc.	590,571
46,406		Exxon Mobil Corp.	2,882,741
3,647		Halliburton Co.	79,541
4,504		Helmerich & Payne, Inc.	182,637
2,375		Hess Corp.	134,354
1,551		HollyFrontier Corp.	69,671
28,098		Kinder Morgan, Inc.	586,405
8,203		Marathon Oil Corp.	93,268
6,901		Marathon Petroleum Corp.	376,104
4,388		National Oilwell Varco, Inc.	90,437
4,766		Noble Energy, Inc.	94,224
9,798		Occidental Petroleum Corp.	389,176
2,539		ONEOK, Inc.	190,095
4,574		Phillips 66	417,926
1,832		Pioneer Natural Resources, Inc.	247,320
15,778		Schlumberger Ltd.	528,721
4,009		TechnipFMC PLC	66,189

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
4,238		Valero Energy Corp.	$357,306
19,316		Williams Cos., Inc.	399,648
		TOTAL	11,244,092
		Financials—12.1%
7,979		Aflac, Inc.	411,477
4,820		Allstate Corp.	571,363
7,525		American Express Co.	977,272
8,900		American International Group, Inc.	447,314
2,240		Ameriprise Financial, Inc.	370,518
2,683		Aon PLC	590,931
440		Assurant, Inc.	57,446
87,511		Bank of America Corp.	2,872,986
9,689		Bank of New York Mellon Corp.	433,873
1,158		Berkley, W. R. Corp.	85,148
20,622	[2]	Berkshire Hathaway, Inc., Class B	4,628,196
1,304		BlackRock, Inc.	687,664
4,784		Capital One Financial Corp.	477,443
1,189		Cboe Global Markets, Inc.	146,509
12,445		Charles Schwab Corp.	566,870
5,113		Chubb Ltd.	777,125
1,414		Cincinnati Financial Corp.	148,399
25,577		Citigroup, Inc.	1,903,185
4,287		Citizens Financial Group, Inc.	159,819
3,190		CME Group, Inc.	692,581
3,584		Comerica, Inc.	219,197
5,079		Discover Financial Services	381,585
5,598		E*Trade Financial Corp.	238,587
3,059		Fifth Third Bancorp	87,029
604		First Republic Bank	66,972
4,076		Franklin Resources, Inc.	103,123
514		Gallagher (Arthur J.) & Co.	52,721
810		Globe Life, Inc.	84,451
3,386		Goldman Sachs Group, Inc.	805,022
12,554		Huntington Bancshares, Inc.	170,358
6,142		Intercontinental Exchange, Inc.	612,603
34,100		JPMorgan Chase & Co.	4,513,476
10,943		KeyCorp	204,744
4,556		Lincoln National Corp.	248,211
2,216		Loews Corp.	114,013
1,607		M & T Bank Corp.	270,812
336		Marketaxess Holdings, Inc.	119,005
4,200		Marsh & McLennan Cos., Inc.	469,812
11,338		MetLife, Inc.	563,612
1,160		Moody's Corp.	297,876
13,451		Morgan Stanley	702,949
809		MSCI, Inc., Class A	231,212
2,487		Northern Trust Corp.	243,254
4,664		PNC Financial Services Group	692,837
2,598		Principal Financial Group, Inc.	137,564
6,761		Progressive Corp., OH	545,545
4,167		Prudential Financial, Inc.	379,447

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,352		Raymond James Financial, Inc.	$123,613
10,890		Regions Financial Corp.	169,557
2,551		S&P Global, Inc.	749,305
3,777		State Street Corp.	285,655
586	[2]	SVB Financial Group	140,833
10,422		Synchrony Financial	337,777
2,477		T. Rowe Price Group, Inc.	330,754
3,443		The Hartford Financial Services Group, Inc.	204,101
3,016		The Travelers Cos., Inc.	396,966
14,476		Truist Financial Corp.	746,527
15,911		U.S. Bancorp	846,783
7,160		Unum Group	191,100
44,526		Wells Fargo & Co.	2,090,050
690		Willis Towers Watson PLC	145,790
1,847		Zions Bancorporation, N.A.	84,020
		TOTAL	36,404,967
		Health Care—13.3%
17,559		Abbott Laboratories	1,530,091
15,917		AbbVie, Inc.	1,289,595
498	[2]	Abiomed, Inc.	92,772
3,706		Agilent Technologies, Inc.	305,967
2,302	[2]	Alexion Pharmaceuticals, Inc.	228,796
1,307	[2]	Align Technology, Inc.	336,030
4,329		Allergan PLC	807,965
1,775		AmerisourceBergen Corp.	151,869
6,348		Amgen, Inc.	1,371,485
2,853		Anthem, Inc.	756,844
5,642		Baxter International, Inc.	503,379
3,048		Becton Dickinson & Co.	838,749
1,929	[2]	Biogen, Inc.	518,612
11,932	[2]	Boston Scientific Corp.	499,593
27,777		Bristol-Myers Squibb Co.	1,748,562
6,031		Cardinal Health, Inc.	308,848
3,733	[2]	Centene Corp.	234,470
3,013		Cerner Corp.	216,424
4,040		CIGNA Corp.	777,215
449		Cooper Cos., Inc.	155,754
14,085		CVS Health Corp.	955,245
6,794		Danaher Corp.	1,092,951
2,931	[2]	Davita, Inc.	234,099
1,915		Dentsply Sirona, Inc.	107,240
2,886	[2]	Edwards Lifesciences Corp.	634,516
9,285		Eli Lilly & Co.	1,296,557
15,962		Gilead Sciences, Inc.	1,008,798
2,912		HCA Healthcare, Inc.	404,186
2,014	[2]	Henry Schein, Inc.	138,845
2,770	[2]	Hologic, Inc.	148,250
1,834		Humana, Inc.	616,664
828	[2]	IDEXX Laboratories, Inc.	224,396
1,154	[2]	Illumina, Inc.	334,741
3,527	[2]	Incyte Genomics, Inc.	257,718

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,012	[2]	Intuitive Surgical, Inc.	$566,497
1,769	[2]	IQVIA Holdings, Inc.	274,637
28,807		Johnson & Johnson	4,288,498
884	[2]	Laboratory Corp. of America Holdings	155,054
3,022		McKesson Corp.	430,967
14,824		Medtronic PLC	1,711,283
27,609		Merck & Co., Inc.	2,358,913
232	[2]	Mettler-Toledo International, Inc.	175,666
4,407	[2]	Mylan NV	94,398
1,125		Perrigo Co. PLC	64,170
56,451		Pfizer, Inc.	2,102,235
1,220		Quest Diagnostics, Inc.	135,017
804	[2]	Regeneron Pharmaceuticals, Inc.	271,704
1,460		ResMed, Inc.	232,096
750		STERIS PLC	113,018
3,599		Stryker Corp.	758,309
474		Teleflex, Inc.	176,096
4,350		Thermo Fisher Scientific, Inc.	1,362,376
9,809		UnitedHealth Group, Inc.	2,672,462
848		Universal Health Services, Inc., Class B	116,269
2,689	[2]	Vertex Pharmaceuticals, Inc.	610,537
78	[2]	Waters Corp.	17,456
2,102		Zimmer Biomet Holdings, Inc.	310,886
4,953		Zoetis, Inc.	664,742
		TOTAL	39,790,512
		Industrials—8.8%
6,419		3M Co.	1,018,439
1,611		Alaska Air Group, Inc.	104,055
777		Allegion PLC	100,482
3,934		Ametek, Inc.	382,188
3,759		Arconic, Inc.	112,582
5,380		Boeing Co.	1,712,293
1,456		C.H. Robinson Worldwide, Inc.	105,152
5,013		Caterpillar, Inc.	658,458
1,449		Cintas Corp.	404,228
1,901	[2]	Copart, Inc.	192,875
10,441		CSX Corp.	797,066
1,745		Cummins, Inc.	279,148
2,588		Deere & Co.	410,405
6,745		Delta Air Lines, Inc.	375,966
1,325		Dover Corp.	150,851
4,244		Eaton Corp. PLC	400,931
6,740		Emerson Electric Co.	482,786
269		Equifax, Inc.	40,323
1,602		Expeditors International Washington, Inc.	117,010
2,313		Fastenal Co.	80,677
2,442		FedEx Corp.	353,211
1,649		Flowserve Corp.	76,975
3,588		Fortive Corp.	268,849
3,724		Fortune Brands Home & Security, Inc.	255,876
2,709		General Dynamics Corp.	475,267

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
92,318		General Electric Co.	$1,149,359
7,723		Honeywell International, Inc.	1,337,778
677		Hunt (J.B.) Transportation Services, Inc.	73,069
1,013		Huntington Ingalls Industries, Inc.	264,393
999		IDEX Corp.	163,686
3,973	[2]	IHS Markit Ltd.	313,311
3,341		Illinois Tool Works, Inc.	584,608
2,572		Ingersoll-Rand PLC	342,668
7,898		Johnson Controls International PLC	311,576
889		Kansas City Southern Industries, Inc.	149,965
2,279		L3Harris Technologies Inc.	504,411
3,075		Lockheed Martin Corp.	1,316,469
6,147		Masco Corp.	292,105
11,050		Nielsen Holdings PLC	225,420
2,083		Norfolk Southern Corp.	433,701
2,126		Northrop Grumman Corp.	796,336
1,470		Old Dominion Freight Lines, Inc.	288,458
3,398		PACCAR, Inc.	252,166
1,536		Parker-Hannifin Corp.	300,580
2,894		Raytheon Co.	639,400
2,614		Republic Services, Inc.	248,461
1,205		Rockwell Automation, Inc.	230,950
2,412		Rollins, Inc.	91,535
1,158		Roper Technologies, Inc.	441,962
1,544		Smith (A.O.) Corp.	65,913
768		Snap-On, Inc.	122,596
5,616		Southwest Airlines Co.	308,768
1,478		Stanley Black & Decker Inc.	235,490
491		Transdigm Group, Inc.	315,850
7,410		Union Pacific Corp.	1,329,502
2,645	[2]	United Airlines Holdings, Inc.	197,846
7,595		United Parcel Service, Inc.	786,234
1,688	[2]	United Rentals, Inc.	229,045
8,625		United Technologies Corp.	1,295,475
1,900		Verisk Analytics, Inc.	308,693
511		W.W. Grainger, Inc.	154,664
3,875		Wabtec Corp.	286,208
4,498		Waste Management, Inc.	547,407
2,330		Xylem, Inc.	190,268
		TOTAL	26,482,419
		Information Technology—23.3%
6,211		Accenture PLC	1,274,559
5,226	[2]	Adobe, Inc.	1,835,058
8,736	[2]	Advanced Micro Devices, Inc.	410,592
1,568	[2]	Akamai Technologies, Inc.	146,373
499		Alliance Data Systems Corp.	51,292
3,493		Amphenol Corp., Class A	347,449
4,150		Analog Devices, Inc.	455,463
366	[2]	Ansys, Inc.	100,405
45,298		Apple, Inc.	14,020,184
9,565		Applied Materials, Inc.	554,674

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
569	[2]	Arista Networks, Inc.	$127,080
3,176	[2]	Autodesk, Inc.	625,196
4,824		Automatic Data Processing, Inc.	826,785
4,223		Broadcom, Inc.	1,288,691
1,149		Broadridge Financial Solutions	136,903
2,636	[2]	Cadence Design Systems, Inc.	190,082
1,359		CDW Corp.	177,282
46,340		Cisco Systems, Inc.	2,130,250
41		Citrix Systems, Inc.	4,970
3,651		Cognizant Technology Solutions Corp.	224,098
3,371		Corning, Inc.	89,972
2,400		DXC Technology Co.	76,512
1,665	[2]	F5 Networks, Inc.	203,330
6,472		Fidelity National Information Services, Inc.	929,768
5,961	[2]	Fiserv, Inc.	707,034
1,443	[2]	FleetCor Technologies Inc.	454,877
2,861	[2]	Fortinet Inc.	330,045
1,018	[2]	Gartner, Inc., Class A	163,674
4,054		Global Payments, Inc.	792,354
1,029		Henry Jack & Associates, Inc.	153,877
12,232		Hewlett Packard Enterprise Co.	170,392
15,319		HP, Inc.	326,601
9,806		IBM Corp.	1,409,416
47,782		Intel Corp.	3,054,703
2,749		Intuit, Inc.	770,765
4,820		Juniper Networks, Inc.	110,571
1,761	[2]	Keysight Technologies, Inc.	163,755
1,550		KLA Corp.	256,897
1,479		Lam Research Corp.	441,053
1,147		Leidos Holdings, Inc.	115,239
9,164		Mastercard, Inc.	2,895,274
587		Maxim Integrated Products, Inc.	35,290
2,580		Microchip Technology, Inc.	251,498
11,941	[2]	Micron Technology, Inc.	633,948
82,797		Microsoft Corp.	14,094,533
2,758		Motorola, Inc.	488,166
199		NetApp, Inc.	10,627
6,107		NortonLifeLock, Inc.	173,561
6,633		NVIDIA Corp.	1,568,240
24,092		Oracle Corp.	1,263,625
3,802		Paychex, Inc.	326,098
533	[2]	Paycom Software, Inc.	169,579
12,498	[2]	PayPal Holdings, Inc.	1,423,397
2,494	[2]	Qorvo, Inc.	264,015
14,043		Qualcomm, Inc.	1,198,008
9,723	[2]	Salesforce.com, Inc.	1,772,600
2,179		Seagate Technology PLC	124,181
2,569	[2]	ServiceNow, Inc.	868,913
1,731		Skyworks Solutions, Inc.	195,863
1,427	[2]	Synopsys, Inc.	210,497
3,409		TE Connectivity Ltd.	314,242

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
10,389		Texas Instruments, Inc.	$1,253,433
1,881	[2]	Verisign, Inc.	391,511
17,834		Visa, Inc., Class A	3,548,431
2,776		Western Digital Corp.	181,828
3,496		Western Union Co.	94,042
5,918		Xerox Holdings Corp.	210,503
2,899		Xilinx, Inc.	244,908
520	[2]	Zebra Technologies Corp., Class A	124,290
		TOTAL	69,979,322
		Materials—2.4%
2,272		Air Products & Chemicals, Inc.	542,349
19,808		Amcor PLC	209,767
689		Avery Dennison Corp.	90,424
3,102		Ball Corp.	223,902
2,493		Celanese Corp.	258,025
2,392		CF Industries Holdings, Inc.	96,350
7,589		Corteva, Inc.	219,474
8,194		Dow, Inc.	377,498
8,037		DuPont de Nemours, Inc.	411,334
3,283		Eastman Chemical Co.	233,979
3,479		Ecolab, Inc.	682,267
4,671		Freeport-McMoRan, Inc.	51,848
1,224		International Flavors & Fragrances, Inc.	160,479
4,891		International Paper Co.	199,162
5,742		Linde PLC	1,166,372
3,047		LyondellBasell Industries N.V.	237,239
1,207		Martin Marietta Materials	318,407
9,539		Newmont Corp.	429,827
743		Nucor Corp.	35,285
1,023		Packaging Corp. of America	97,952
2,628		PPG Industries, Inc.	314,940
1,481		Sealed Air Corp.	52,575
843		Sherwin-Williams Co.	469,543
2,457		Vulcan Materials Co.	347,985
2,719		WestRock Co.	106,041
		TOTAL	7,333,024
		Real Estate—2.9%
1,071		Alexandria Real Estate Equities, Inc.	174,787
4,800		American Tower Corp.	1,112,352
1,386		Apartment Investment & Management Co., Class A	73,056
1,545		Avalonbay Communities, Inc.	334,786
1,648		Boston Properties, Inc.	236,241
1,227	[2]	CBRE Group, Inc.	74,908
4,615		Crown Castle International Corp.	691,512
2,196		Digital Realty Trust, Inc.	270,086
8,204		Duke Realty Corp.	297,887
876		Equinix, Inc.	516,604
5,590		Equity Residential Properties Trust	464,417
621		Essex Property Trust, Inc.	192,361
1,337		Extra Space Storage, Inc.	147,979
989		Federal Realty Investment Trust	123,645

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
993		Healthpeak Properties, Inc.	$35,738
15,538		Host Hotels & Resorts, Inc.	253,891
11,615		Kimco Realty Corp.	221,266
2,355		Mid-American Apartment Communities, Inc.	323,130
6,536		ProLogis Inc.	607,064
1,758		Public Storage	393,370
3,263		Realty Income Corp.	255,852
1,883		Regency Centers Corp.	116,821
1,831		SBA Communications, Corp.	456,944
3,534		Simon Property Group, Inc.	470,552
920		SL Green Realty Corp.	84,677
2,722		UDR, Inc.	130,411
4,443		Ventas, Inc.	257,072
2,585		Welltower, Inc.	219,492
7,138		Weyerhaeuser Co.	206,645
		TOTAL	8,743,546
		Utilities—3.5%
5,826		AES Corp.	115,704
3,038		Alliant Energy Corp.	180,336
3,029		Ameren Corp.	248,529
5,503		American Electric Power Co., Inc.	573,523
1,866		American Water Works Co., Inc.	254,149
71		CenterPoint Energy, Inc.	1,880
3,007		CMS Energy Corp.	206,010
3,910		Consolidated Edison Co.	367,540
9,245		Dominion Energy, Inc.	792,759
2,311		DTE Energy Co.	306,462
6,320		Duke Energy Corp.	617,022
1,933		Edison International	147,971
1,923		Entergy Corp.	252,913
4,742		Evergy, Inc.	342,183
3,724		EverSource Energy	344,247
11,208		Exelon Corp.	533,389
8,836		FirstEnergy Corp.	448,780
5,912		NextEra Energy, Inc.	1,585,598
6,314		NRG Energy, Inc.	232,924
1,545		Pinnacle West Capital Corp.	150,931
8,668		PPL Corp.	313,695
7,957		Public Service Enterprises Group, Inc.	471,054
2,902		Sempra Energy	466,177
11,171		Southern Co.	786,438
3,118		WEC Energy Group, Inc.	311,457
5,800		Xcel Energy, Inc.	401,302
		TOTAL	10,452,973
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,270,861)	290,482,959

Shares		Value
	INVESTMENT COMPANY—3.2%
9,543,839	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3] (IDENTIFIED COST $9,546,407)	$9,546,702
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $84,817,268)	300,029,661
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	280,832
	TOTAL NET ASSETS—100%	$300,310,493
At January 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
2S&P 500 E-Mini Index, Long Futures	1	$161,200	March 2020	$59
2S&P 500 Index, Long Futures	12	$9,672,000	March 2020	$(120,539)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(120,480)
The average notional value of long futures contracts held by the Fund throughout the period was $8,598,361. This is based on amounts held as of each month-end throughout the three month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	5,039,404
Purchases/Additions	39,735,362
Sales/Reductions	(35,230,927)
Balance of Shares Held 1/31/2020	9,543,839
Value	$9,546,702
Change in Unrealized Appreciation/Depreciation	$(413)
Net Realized Gain/(Loss)	$(654)
Dividend Income	$41,835
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,833,200 at January 31, 2020, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.